EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS
14.	EMPLOYEE BENEFITS
Defined Contribution Plans
The Company’s 401(k) Savings and Retirement Plan covers any eligible employee on the active payroll of the Company. The Company’s contributions were approximately $441 and $277 during the years ended December 31, 2021 and 2020, respectively. The Company’s contributions consist of matching contributions, and non-elective contributions on behalf of employees.